Related party transactions - Additional Information (Details) - USD ($)		12 Months Ended
	Jul. 01, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Key management personnel compensation		$ 8,746,757	$ 10,102,564
Strategic advisory role
Disclosure of transactions between related parties [line items]
Monthly retainer fee	$ 50,000
Key management personnel compensation		$ 450,000	$ 240,000